S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation - TCGX Sponsor LLC [Member] shares in Thousands, $ in Thousands	Sep. 25, 2026 USD ($) shares
Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	2,500
Price Paid or to be Paid for Securities, Total Amount | $	$ 25
Private Placement Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	450
Price Paid or to be Paid for Securities, Total Amount | $	$ 4,500
Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	3,000
Underwriting Commissions [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	$ 300